Accounts payable, accrued expenses and other liabilities	6 Months Ended
Jun. 30, 2019
Payables and Accruals [Abstract]
Accounts payable, accrued expenses and other liabilities	Accounts payable, accrued expenses and other liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following as of June 30, 2019 and December 31, 2018:

	June 30, 2019	December 31, 2018
Accounts payable, accrued expenses and other	$245,781	$296,523
Deferred revenue	402,007	421,542
Accrued interest	254,834	262,559
Derivative liabilities (Note 10)	103,778	29,321
Operating lease liabilities (Note 15)	54,445	—
	$1,060,845	$1,009,945